                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65118



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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2006

                       POLARIS CHOICE II VARIABLE ANNUITY
                      POLARIS PLATINUM II VARIABLE ANNUITY
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THE FOLLOWING REPLACES EXAMPLES 5 AND 6 UNDER THE MARKETLOCK AND MARKETLOCK FOR
TWO EXAMPLES IN THE OPTIONAL LIVING BENEFIT APPENDIX OF THE PROSPECTUS:

MARKETLOCK AND MARKETLOCK FOR TWO EXAMPLES

The following examples demonstrate the operation of the MarketLock and MarketLock For Two features:

EXAMPLE 5:

Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (when the younger of you and if applicable, your spouse is at least 63 years old but younger than 76 years old) is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). Therefore, as of your 1st contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually as long as at least one of you or your spouse is alive.

EXAMPLE 6:

Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments. Assume that your contract anniversary values and MAV Benefit Base values are as follows:


       Anniversary             Contract Value          MAV Benefit Base
       -----------             --------------          ----------------
           1st                    $105,000                 $105,000
           2nd                    $115,000                 $115,000
           3rd                    $107,000                 $115,000
           4th                    $110,000                 $115,000
           5th                    $120,000                 $120,000

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (provided the younger of you or your spouse is at least 76) is 6% of the MAV Benefit Base (6% x $120,000 = $7,200). Therefore, you may take up to $7,200 annually while at least one of you or your spouse is alive.



Date: September 1, 2006


                Please keep this supplement with your prospectus.


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